SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2025
SUBSEQUENT EVENT
SUBSEQUENT EVENT	20. Subsequent Event In February 2026, the Group granted additional share options to certain employees and directors pursuant to the 2021 Plan.